Cover	Feb. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 04, 2026
Entity File Number	001-42779
Entity Registrant Name	Uniti Group Inc.
Entity Central Index Key	0002020795
Entity Tax Identification Number	85-2262564
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2101 Riverfront Drive
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72202
City Area Code	501
Local Phone Number	850-0820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	UNIT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false